Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
13.    Subsequent Events:

Long-term Debt: In June 2017, the lender of Sixthone and Seventhone agreed to extend the maturity of its respective loans from September 2018 to September 2022 under the same amortization schedule and applicable margin, as discussed in Note 7.
Equity Offering: On April 27, 2017, the Company filed with the SEC a registration statement on Form F-1 with respect to a proposed offering of the Company’s shares of common stock in an amount of $10,000 (exclusive of the over-allotment option), as discussed in Note 8.

13.	Subsequent Events

On March 7, 2017, the Company agreed with Maritime Investors to further extend the maturity of the promissory note for one additional year, from January 2018 to January 2019, at same terms and at no additional cost to the Company.